Schedule of Concentration of Publisher Expense (Details)	Dec. 31, 2013	Dec. 31, 2012
Vendors representing cost and expense percentage	84.50%	85.30%
Vendor 1 [Member]
Vendors representing cost and expense percentage	84.50%	85.30%